Vessels - Collateral agreements (Details) $ in Billions	Dec. 31, 2022 USD ($)
Property, plant and equipment [abstract]
Vessels pledged as collateral	$ 3.1
Aggregate carrying value of unencumbered vessels	$ 0.7